General and administrative expenses - Additional Information (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Detailed Information General And Administrative Expenses [Abstract]
Depreciation expenses related to property, plant and equipment and short-term leases	€ 0.2	€ 0.1